Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
6
. Property and Equipment

Property and equipment at
December 31, 2019
and
2018
consists of the following (in thousands):

	2019	2018
Land and land improvements	$14,823	$14,231
Buildings and improvements	44,596	36,185
Machinery and equipment	5,005	4,508
Vehicles	499	455
Office furniture and fixtures	7,234	6,458
Construction in progress	581	2,569
	72,738	64,406
Less accumulated depreciation and amortization	(23,760)	(21,872)
Property and equipment, net	$48,978	$42,534

At
December 31, 2019,
the Company did
not
have any significant fixed contractual commitments for construction projects.